Conestoga Small Cap Fund
The Portfolio Managers of our Mutual Fund, the Conestoga Small Cap Fund, are Bill Martindale and Bob Mitchell. Bill and Bob utilize the same investment philosophy, style and process for the Fund that they have employed in constructing separately managed small cap accounts since 1989.

Daily NAV: $18.35 as of 3/16/07

Ticker Symbol: CCASX

CUSIP: 207019100

Investment Objective: The Fund seeks to provide long-term growth of capital.
For more detailed information on the Fund, please see our Approach, Process, and Separate Account links above, along with the following:
Purchase the Fund

•	How to Purchase Shares

•	Open an Account

•	Prospectus

•	Statement of Additional Information

•	Registered States

Fund Facts
•	Holdings

•	Characteristics and Performance

•	Fund Fact Sheet

•	News

Additional Information

•	Annual and Semi-Annual Reports

•	Code of Ethics

•	Privacy Policy

•	Proxy Voting Policy

The Conestoga Small Cap Fund can be purchased fund direct or is available through most major mutual fund platforms. Please see this website or contact Conestoga Capital Advisors for additional instructions. The Conestoga Small Cap Fund and Russell 2000 characteristics are generated by Factset analytical systems. Multex Earnings Estimates are interfaced with Factset. The Fund's performance is based upon the closing NAV calculation on the dates listed and represent past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. The performance data includes the reinvestment of dividends. Investment returns and principal value of an investment in the Conestoga Small Cap Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For the Fund's daily NAV, list of holdings, total return as of the most recent month-end, and a copy of the Fund's prospectus, please see this website or call 1-800-320-7790. The prospectus contains information about the Fund's investment objective, risks, and expenses which an investor should consider before investing.

Conestoga Small Cap Fund
How to Purchase Shares

This section provides information to assist you in buying shares of the Fund. You may buy shares on any business day at a price based on the NAV that is calculated after you place your order. Please read the entire Prospectus carefully before buying shares of the Fund.

You may purchase shares of the Fund through a broker-dealer with whom the Fund's distributor has entered into a sales agreement (an "Authorized Dealer") or directly from the Fund. The Fund will be deemed to have received a purchase order when an Authorized Dealer accepts the order. Authorized Dealers may charge a fee for handling your purchase order. If you place your order before the close of regular trading on the NYSE, you will receive the NAV that the Fund calculates that day. Orders placed after the close of regular trading on the NYSE will be priced at the next NAV that is calculated. The Fund reserves the right to reject any request to purchase shares of the Fund.

The minimum initial investment is $2,500; there is no minimum for subsequent investments.

The Fund can be purchased at the following Authorized Dealers/Platforms:

•	ADP Clearing and Outsourcing Services

•	American Century

•	Ameritas

•	Ameritrade

•	BNP Paribas

•	Cambridge Investment Research

•	Commonwealth Financial Network

•	Crews & Associates

•	Crown Capital Securities (Orange, CA)

•	Edgewood

•	E-Trade

•	Fidelity (NFS)

•	First Clearing

•	Fiserv

•	Hewitt Financial Services

•	Invesmart, Inc.

•	Janney Montgomery Scott

•	KMS Financial Services (Seattle, WA)

•	LPL

•	M Holdings Securities (Portland, OR)

•	Met Life Securities

•	MG Trust Company/MSCS Financial Services

•	Morgan Keegan

•	New England Securities

•	Penson

•	Pershing

•	Protected Investors of America

•	Reliance Trust America

•	Rydex Financial Services

•	Scottrade

•	Sunguard

•	The Investment Center, Inc.

•	TIAA-CREF Brokerage Services

•	Tower Square Securities, Inc.

•	Walnut Street Securities, Inc.

•	Zions Direct (Zions Bank)

Purchase Procedures

If you choose to purchase shares of the Fund through an Authorized Dealer, you should contact the Authorized Dealer in person or by telephone.

The Fund has established an anti-money laundering compliance program as required by the USA Patriot Act. In order to ensure compliance with this law, the Fund must obtain the following information for all registered owners and all authorized individuals (corporate accounts require additional documentation):

•	Full name;

•	Date of birth;

•	Social Security number;

•	Permanent street address (a post office box is not acceptable).

Please note that your application will be returned if any information is missing. If you require additional assistance when completing your application, please call 1-800-320-7790.

If you wish to purchase shares directly through the Fund, you can do so by mail or by telephone once you have established an account. To establish an account, complete an account application and mail it with a check, bank draft or money order to:

Conestoga Small Cap Fund
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

The Fund will not accept third-party checks (originally payable to someone other than you or the Fund).

Additional purchases may be made by mail, using the address above, or by calling 1-800-320-7790. Payment for additional shares must be made by check, bank draft, money order or wire. To pay by wire, you should:

Call the Fund at 1-800-320-7790 prior to the close of regular trading on the NYSE before wiring any funds to give notice of the purchase and to receive specific instructions. You will be asked to specify the number or dollar amount of shares that you wish to buy. Funds must be wired the same day that your trade is placed.

You may also purchase shares of the Fund through a Pre-Authorized Investment Plan or a Retirement Plan.

Please refer to the Fund Prospectus for further details about purchasing shares of the Fund.

Conestoga Small Cap Fund

Open An Account

You may purchase shares of the Fund through a broker-dealer with whom the Fund's distributor has entered into a sales agreement (an "Authorized Dealer") or directly from the Fund. If you would like to Open a Fund Direct Account, please complete the application below.

The account application is in Acrobat Adobe Reader Format. If you do not have Adobe Reader, please use the following free link to download: http://www.adobe.com/products/acrobat/readstep2.html
Standard Account Application

After you have completed the account application, please mail it (regular mail or overnight mail) with a check, bank draft, or money order to:

Conestoga Small Cap Fund
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

The Fund will not accept third-party checks (originally payable to someone other than you or the Fund).

Please refer to the Fund Prospectus for further details about purchasing shares of the Fund, or refer to our How to Purchase Shares link on this website.

If you are having any problems completing the account application above or have questions, feel free to call us at (800) 320-7790.

Conestoga Small Cap Fund
Registered States

At the present time, investors who wish to purchase shares of the Fund must reside in one of the following states:

•	Arizona

•	California

•	Colorado

•	Delaware

•	Florida

•	Georgia

•	Illinois

•	Kansas

•	Maryland

•	Michigan

•	Missouri

•	Nebraska

•	New Hampshire

•	New Jersey

•	New Mexico

•	New York

•	North Carolina

•	Ohio

•	Pennsylvania

•	South Carolina

•	Texas

•	Utah

•	Virginia

•	Washington

•	Wisconsin

Investors residing in other states who wish to purchase the Fund should contact us so that we may fulfill, if possible, the registration requirements specified by your state.

Conestoga Small Cap Fund

Holdings

Fund Holdings as of February 28, 2007
Security	Ticker	Portfolio Weighting (based on total assets)

Blackboard, Inc.	BBBB	3.48%
Raven Industries, Inc.	RAVN	3.41%
II-VI, Inc.	IIVI	3.23%
Ansoft, Inc.	ANST	3.10%
Simpson Manufacturing Co., Inc.	SSD	2.90%
Computer Programs & Systems, Inc.	CPSI	2.88%
Ansys, Inc.	ANSS	2.84%
Blackbaud, Inc.	BLKB	2.81%
Franklin Electric Co., Inc.	FELE	2.75%
Carbo Ceramics, Inc.	CRR	2.74%
Ritchie Bros. Auctioneers	RBA	2.74%
Factset Research Systems, Inc.	FDS	2.63%
Landauer, Inc.	LDR	2.54%
Surmodics, Inc.	SRDX	2.52%
Winnebago Industries, Inc.	WGO	2.51%
Boston Private Financial Holdings, Inc.	BPFH	2.49%
Financial Federal Corp.	FIF	2.46%
Lojack Corp.	LOJN	2.42%
Rollins Inc.	ROL	2.40%
Advisory Board, Co.	ABCO	2.36%
Avocent Corp.	AVCT	2.31%
A.S.V., Inc.	ASVI	2.28%
AMCOL International Corp.	ACO	2.25%
Quality Systems, Inc.	QSII	2.11%
Integra Lifesciences Holdings Corp.	IART	2.10%
World Acceptance Corp.	WRLD	2.09%
Rimage Corp.	RIMG	2.09%
Knight Transportation, Inc.	KNX	2.08%
Trimble Navigation, Ltd.	TRMB	2.04%
Private Bancorp, Inc.	PVTB	2.00%
Psychemedics Corp.	PMD	1.90%
Select Comfort Corp.	SCSS	1.87%
Kronos, Inc.	KRON	1.84%
Kensey Nash Corp.	KNSY	1.82%
Techne Corp.	TECH	1.79%
Digi International, Inc.	DGII	1.79%
Iconix Brand Group, Inc.	ICON	1.54%
St. Mary Land & Exploration Co.	SM	1.51%
Innovative Solutions & Support	ISSC	1.50%
Mentor Corp.	MNT	1.36%
TSX Group, Inc.	TSXPF	1.23%
Pool Corp.	POOL	1.20%
Curtiss-Wright Corp.	CW	1.19%
Cash		2.86%
Total Percent		100.00%
Total Market Value as of 2/28/07		$22,017,233.73

The Conestoga Small Cap Fund can be purchased fund direct or is available through most major mutual fund platforms. Please see this website or contact Conestoga Capital Advisors for additional instructions. The Conestoga Small Cap Fund and Russell 2000 characteristics are generated by Factset analytical systems. Multex Earnings Estimates are interfaced with Factset. The Fund's performance is based upon the closing NAV calculation on the dates listed and represent past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. The performance data includes the reinvestment of dividends. Investment returns and principal value of an investment in the Conestoga Small Cap Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For the Fund's daily NAV, list of holdings, total return as of the most recent month-end, and a copy of the Fund's prospectus, please see this website or call 1-800-320-7790. The prospectus contains information about the Fund's investment objective, risks, and expenses which an investor should consider before investing.

Conestoga Small Cap Fund

Characteristics - as of February 28, 2007
	Conestoga Small Cap Fund	Russell 2000 Index	Russell 2000 Growth Index
Price/Earnings (I Year Forward)	21.3x	19.0x	20.9x
Earnings Growth	17.8%	15.5%	20.0%
PEG Ratio	1.2	1.2	1.1
Weighted Avg. Market Cap.	$1,128.86 mm	$1,233.90 mm	$1,242.04 mm
ROE	20.0%	10.1%	12.6%
Long-Term Debt/Capital	10%	28%	25%
Dividend Yield	0.80%	1.25%	0.50%

Performance - as of February 28, 2007
	Conestoga Small Cap Fund	Russell 2000 Index	Russell 2000 Growth Index
Trailing 3 Months	2.68%	1.20%	1.30%
Trailing 12 Months	3.47%	9.87%	5.53%
Trailing 24 Months*	9.15%	13.18%	11.28%
Trailing 36 Months*	9.89%	11.95%	9.25%
Trailing 48 Months*	18.46%	23.24%	21.08%
Since Inception (10/1/2002)*	16.19%	20.45%	19.06%

Annualized Expense Ratio
Management Fee	1.20%
Other Expenses	0.15%
12b-1 Fee	0.00%
Fee Waiver/Expense Reimbursement	- 0.25%
Total Fees:	1.10%

The Conestoga Small Cap Fund can be purchased fund direct or is available through most major mutual fund platforms. Please see this website or contact Conestoga Capital Advisors for additional instructions. The Conestoga Small Cap Fund and Russell 2000 characteristics are generated by Factset analytical systems. Multex Earnings Estimates are interfaced with Factset. The Fund's performance is based upon the closing NAV calculation on the dates listed and represent past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. The performance data includes the reinvestment of dividends. Investment returns and principal value of an investment in the Conestoga Small Cap Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For the Fund's daily NAV, list of holdings, total return as of the most recent month-end, and a copy of the Fund's prospectus, please see this website or call 1-800-320-7790. The prospectus contains information about the Fund's investment objective, risks, and expenses which an investor should consider before investing.

Conestoga Small Cap Fund
News

For the latest news on the Conestoga Small Cap Fund, please refer to the Fund's press releases below.

The documents are in Acrobat Adobe Reader Format. If you do not have Adobe Reader, please use the following free link to download: http://www.adobe.com/products/acrobat/readstep2.html

•	Conestoga Fund Caps Expense Ration 12-18-06

•	Conestoga Receives Ticker for Mutual Fund 10-21-04

The Conestoga Small Cap Fund can be purchased fund direct or is available through most major mutual fund platforms. Please see this website or contact Conestoga Capital Advisors for additional instructions. The Conestoga Small Cap Fund and Russell 2000 characteristics are generated by Factset analytical systems. Multex Earnings Estimates are interfaced with Factset. The Fund's performance is based upon the closing NAV calculation on the dates listed and represent past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. The performance data includes the reinvestment of dividends. Investment returns and principal value of an investment in the Conestoga Small Cap Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For the Fund's daily NAV, list of holdings, total return as of the most recent month-end, and a copy of the Fund's prospectus, please see this website or call 1-800-320-7790. The prospectus contains information about the Fund's investment objective, risks, and expenses which an investor should consider before investing.

Contacts:
Media Relations	Marketing
Fletch Communications	Conestoga Capital Advisors
Joseph Mitchell	Mark Clewett
Phone: (215)-563-4846	Phone: (484) 654-1385
E-mail: joe@fletchpr.com	E-Mail: msclewett@conestogacapital.com

Conestoga Small Cap Fund Reaches $20 Million Mark
and Caps Expense Ratio

Radnor, PA, December 18, 2006 — The Conestoga Small Cap Fund (NASDAQ: CCASX), advised by Conestoga Capital Advisors LLC, announced today that assets in the Fund under management have surpassed $20 million. “Through the strong support of the Fund’s shareholders, assets in the Fund have nearly doubled in 2006,” said Mark Clewett, Institutional Sales Director. Year-to-date net flows into the Fund have exceeded $8 million through mid-December 2006.

Effective December 29, 2006, the Fund will cap its expense ratio at 1.10% under a contractual agreement between the Fund and its Adviser until at least January 29, 2008. For the fiscal year ending September 30, 2006, the Fund’s expense ratio was 1.35%. “Over the four year life of the Fund, we have periodically lowered the expense ratio as the assets under management have grown. In our first year of operations the Fund had an expense ratio of 1.54%, and now just a few years later the expense ratio is down to 1.10%,” said W. Christopher Maxwell, Managing Partner of Conestoga Capital Advisors and Chairman of the Fund. “We are proud that we can bring lower costs to our shareholders. This reduction in the expense ratio will make the Conestoga Small Cap Fund even more competitive among similar institutionally-oriented small cap funds.

Conestoga Small Cap Fund Snapshot:
Inception Date:	October 1, 2002
Ticker:	CCASX
Benchmark:	Russell 2000 Index and Russell 2000 Growth Index
Total Assets:	$20,000,000 (as of mid-December 2006)
Objective:	Capital appreciation through investment in small company stocks
Load:	None
Minimum Investment:	$2,500 ($500 for IRAs)
Expense Ratio:	Capped at 1.10% effective December 29, 2006

About Conestoga Capital Advisors

Conestoga Capital Advisors, LLC (www.conestogacapital.com) is an independent investment advisory firm with more than $260 million in assets under management, specializing in the management of small cap equities. Conestoga Capital Advisors' style is described as small cap conservative growth, employing a "growth at a reasonable price" valuation methodology. The firm's portfolio managers utilize a fundamental, bottom-up research approach with a long-term investment focus. Co-Portfolio Managers Bill Martindale and Robert Mitchell manage the Conestoga Small Cap Fund (NASDAQ: CCASX).

For more information about Conestoga Capital Advisors, LLC visit www.conestogacapital.com or call Mark Clewett, Director of Institutional Sales at (484) 654-1385. Please direct media inquiries to Joseph Mitchell at (215) 563-4846.

Contacts:
Director of Marketing:	Public Relations:
Rip Scott	Joseph Mitchell
Conestoga Capital Advisors, LLC	Fletch Communications, LLC
Phone: 484-654-1385	Phone: (215) 563-4846
E-Mail: rscott@conestogacapital.com	E-mail: joe@fletchpr.com

Conestoga Capital Advisors Receives NASDAQ Ticker Symbol (CCASX) For Small Cap Mutual Fund

Radnor, PA, October 21st, 2004 - Conestoga Capital Advisors, LLC, an independent investment advisory firm specializing in the management of small cap equities, has been notified that the open-ended Conestoga Small Cap Fund has been granted the ticker symbol CCASX by the NASDAQ Stock Exchange. The Fund is available on the Fidelity, First Clearing and Fiserve mutual fund trading platforms.

The Fund was accepted in its first application to NASDAQ following two years of performance data collection. The Fund's average annual total return is 23.62%, as of September 30, 2004, since its inception on October 1, 2002. Over the 12 months ended September 30th, the Fund returned 24.27%. Conestoga Capital Advisor's (www.conestogacapital.com) assets under management for both the Fund and separate accounts have grown from $80 million to $150 million since 2001.

Bill Martindale, President and Co-Portfolio Manager of the Fund says, "This ticker symbol will have a positive impact on our shareholders and potential investors. Potential shareholders will have greater visibility into the Fund and we are hopeful that will attract new investors. The Conestoga Small Cap Fund’s daily price information will be provided to NASDAQ daily and will be available to interested parties online by way of Internet tracking services such as Yahoo! Finance.”

Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. Recent performance data and portfolio characteristics can be obtained by going to www.conestogacapital.com or by calling 800-320-7790. Performance data includes the reinvestment of dividends. Investment returns and principal value of an investment in the Conestoga Small Cap Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Please read the Fund's prospectus which contains information about the Fund's investment objective, risks, and charges and expenses which an investor should consider before investing.

About Conestoga Capital Advisors, LLC

Conestoga Capital Advisors, LLC (www.conestogacapital.com) is an independent investment advisory firm, specializing in the management of small cap equities. Conestoga Capital Advisors’ style is described as small cap conservative growth, employing a “growth at a reasonable price” valuation methodology. The firm’s portfolio managers utilize a fundamental, bottom-up research approach and employ a fully invested, buy and hold management style.